BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	260,582,311
Preferred stock shares issued	0	260,582,311
Preferred stock shares outstanding	0	260,582,311
Founder
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock shares authorized	0
Preferred stock shares issued	0
Preferred stock shares outstanding	0	484,912
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	150,000,000
Common stock, shares issued	362,832,986	141,216,455
Common stock, shares outstanding	362,832,986	141,216,455
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	0
Common stock, shares issued	87,078,781	0
Common stock, shares outstanding	87,078,781	0
Founders Preferred Stock
Preferred stock shares authorized		3,355,453
Preferred stock shares issued		484,912
Preferred stock shares outstanding		484,912